Suspended Wells Net Changes in Well Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Net changes in suspended Exploratory well costs
Beginning balance	$ 856,000,000		$ 853,000,000	$ 1,063,000,000
Additions pending the determination of proved reserves	239,000,000		140,000,000	118,000,000
Reclassifications to proved properties	(11,000,000)		(37,000,000)	(66,000,000)
Sales of suspended wells	(54,000,000)		(93,000,000)	0
Charged to dry hole expense	(10,000,000)		(7,000,000)	(262,000,000)
Ending balance	$ 1,020,000,000	[1]	$ 856,000,000	$ 853,000,000

[1]	*Includes $ 313 million of assets held for sale in Australia.